Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments
4.	Derivative Financial Instruments

See Note 2 for a description of the Company’s accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2014 and 2013:

($ in thousands)	Succesor
	December 31, 2014
		Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities
Assets
Equity options	$624	$68,776	$(43,104)
Futures	10	329	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts(3)	$1,734,264	$—	$(63,660)
Equity-indexed life contracts(3)	347,610	—	(18,720)
Guaranteed accumulation benefits(1)	120,714	—	(6,367)
Guaranteed withdrawal benefits(1)	17,102	—	(366)

($ in thousands)	Predecessor
	December 31, 2013
		Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed and forward starting options in life and annuity product contracts(2)	2,591,090	—	(258,415)
Guaranteed accumulation benefits(2)	152,936	—	(8,970)
Guaranteed withdrawal benefits(2)	22,199	—	(474)

(1)	As of April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.
(2)	Prior to April 1, 2014, these amounts were ceded to ALIC or in accordance with the Company’s reinsurance agreements.
(3)	Amount represents account value of equity indexed contracts.

The standardized ISDA Master Agreement under which the Company’s derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2014, the Company held $6.4 million in cash and securities collateral delivered by trade counterparties. This unrestricted cash collateral is reported in Cash on the Consolidated Balance Sheet.

The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period from April 1, 2014 through December 31, 2014:

	Successor
($ in thousands)	For the Period from April 1, 2014 through December 31, 2014
	Realized Investment Gains (Losses)	Policyholder Benefits
Assets
Equity Options	$15,230	$—
Futures	$2,187	$—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$(5,622)
Equity-indexed life contracts		90

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Periods from January 1, 2014 through March 31, 2014 and for the years ended December 31, 2013 and December 31, 2013:

($ in thousands)	Predecessor
	For the Period from January 1, 2014 through March 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
	Interest Credited(1)	Policyholder Benefits (1)	Interest Credited(1)	Policyholder Benefits (1)	Interest Credited(1)	Policyholder Benefits (1)
Liabilities
Policyholders’ account balances
Derivatives embedded in life and annuity contracts	$16,427	$946	$36,890	$10,177	$186,625	$5,126

(1)	Prior to April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.